Summary of the movements in the carrying value of right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Balance as at the beginning of the year		₨ 229,710	₨ 449,840
Additions		33,399
Deletions		5,705	157,509
Depreciation (Refer note 13)		56,649	(62,643)
Effects of movements in foreign exchange rates		5	22
Balance as at the end of the year	$ 2,443	200,760	229,710
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance as at the beginning of the year		229,710	441,871
Additions		21,626
Deletions		(5,705)	(157,509)
Depreciation (Refer note 13)		(55,743)	(54,674)
Effects of movements in foreign exchange rates		5	22
Balance as at the end of the year		189,893	229,710
Others [Member]
IfrsStatementLineItems [Line Items]
Balance as at the beginning of the year			7,969
Additions		11,773
Deletions
Depreciation (Refer note 13)		(906)	(7,969)
Effects of movements in foreign exchange rates
Balance as at the end of the year		₨ 10,867